Business Combinations (Acquisition of RaidCall, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 24, 2013
Business Acquisition [Line Items]
Goodwill	$ 258,997,000	$ 180,252,000
TalkTalk [Member]
Business Acquisition [Line Items]
Cash consideration			47,627,000
Tangible assets			20,016,000
Identifiable intangible assets acquired			17,888,000
Goodwill			33,740,000
Fair value of non-controlling interest			(17,172,000)
Liabilities assumed			(6,845,000)
Total			$ 47,627,000